Financial instruments - Narrative (Details) - USD ($) $ in Millions		6 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option		$ 281	$ 470	$ 278
Fair value of gross borrowings		(23,512)		(23,748)
Diageo Operations Italy S.p.A
Disclosure of detailed information about financial instruments [line items]
Decrease through loss of control of subsidiary, property, plant and equipment	$ 144
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities		229	419	226
Increase (Decrease) in financial assets		(1)	4
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value of gross borrowings		(23,142)		(23,197)
Contingent consideration payable | Cash Flows, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability		30
Decrease in fair value of liability		$ 30
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Contingent consideration payable | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities		$ 118	$ 239	125	$ 245
Total for all business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period		3 years
Total for all business combinations | Contingent consideration payable | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities		$ 128		137
Total for all business combinations | Contingent consideration payable | Volume, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities		28		35
Total for all business combinations | Contingent consideration payable | Performance obligations [domain]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities		$ 90		90
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Equity stake held by external party		50.00%
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option		$ 111		$ 101
Industrias Licoreras de Guatemala | Option exercised two years later
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement, liabilities		$ 3